Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

15. Property, plant and equipment

A summary of property, plant and equipment as at December 31, 2025 and December 31, 2024 is as follows:

	Land and buildings	Plant and machinery	Construction in progress	Total
Cost
At January 1, 2024	104,749	278,849	217,295	600,893
Additions	4,223	17,779	16,044	38,046
Sold(1)	—	(77)	(84,254)	(84,331)
Disposals(2)	(116)	(1,884)	(89,584)	(91,584)
Reclassifications	1,856	1,834	(3,690)	—
Exchange differences	(5,901)	(10,348)	(1,496)	(17,745)
At December 31, 2024	104,811	286,153	54,315	445,279
Additions	270	5,011	4,437	9,718
Sold	—	(17,668)	(252)	(17,920)
Disposals	(6,826)	(8,195)	(185)	(15,206)
Reclassifications	3,562	27,873	(31,435)	—
Exchange differences	11,334	20,393	5,535	37,262
At December 31, 2025	113,151	313,567	32,415	459,133
Accumulated depreciation and impairment
At January 1, 2024	(15,068)	(72,479)	(153,060)	(240,607)
Depreciation charge	(6,206)	(27,822)	—	(34,028)
Sold(1)	—	10	80,104	80,114
Disposals(2)	49	1,650	75,291	76,990
Impairment(3)	(3,294)	(14,416)	(19,595)	(37,305)
Exchange differences	1,143	3,532	(919)	3,756
At December 31, 2024	(23,376)	(109,525)	(18,179)	(151,080)
Depreciation charge	(6,609)	(26,793)	—	(33,402)
Sold(4)	—	16,998	252	17,250
Disposals(4)	6,826	8,234	174	15,234
Impairment	—	(469)	—	(469)
Exchange differences	(2,880)	(8,461)	(637)	(11,978)
At December 31, 2025	(26,039)	(120,016)	(18,390)	(164,445)
Cost, net accumulated depreciation and impairment
At December 31, 2024	81,435	176,628	36,136	294,199
At December 31, 2025	87,112	193,551	14,025	294,688

(1)
Relates primarily to sold assets due to the decision to discontinue the construction of the production facilities in Peterborough, UK and Dallas-Fort Worth, Texas.
(2)
Relates primarily to disposal of assets due to the decision to discontinue the construction of the production facilities in Peterborough, UK and Dallas-Fort Worth, Texas.
(3)
Of the total $37.3 million, $19.1 million relates to impairment charges due to the closure of the production facility in Singapore, and $17.6 million relates to impairment charges due to the decision to discontinue the construction of the production facility in China (Asia III).
(4)
Relates primarily to sold and disposed assets due to the closure of the Group’s production facility in Singapore.

The additions during the year ended December 31, 2025 is mainly related to investment in existing production facilities.

The reclassifications between construction in progress and land and buildings and plant and machinery during the year ended December 31, 2025 are mainly related to the Landskrona, Sweden production facility.

The depreciation expense for years ended December 31, 2025, 2024 and 2023 was $33.4 million, $34.0 million and $33.0 million, respectively.

Part of the Group’s property, plant and equipment are pledged to secure the Group’s interest-bearing loans and borrowings. Refer to Note 25 “Interest-bearing loans and borrowings” for further details.

15.1. Test of impairment

As described in Note 4 “Significant accounting judgments, estimates and assessments”, management decided, for the 2025 and 2024 reporting periods, to perform impairment tests for the non-financial assets in all the three operating segments, not only for the segment containing goodwill. Refer to Note 14 “Intangible assets” for disclosure of impairment test for the operating segment Europe & International. The Group performed the impairment tests as of December 31, 2025 and 2024.

For North America and Greater China the recoverable amount for the cash generating units were established through calculation of the value in use, which require the use of assumptions, refer Note 14 “Intangible assets” for disclosure on the assumptions used. The calculations use cash flow projections based on financial budgets approved by management covering a five-year period.

Cash flows beyond the five-year period are extrapolated using an estimated growth rate of 2%. The growth rate is consistent with forecasts included in industry reports specific to the industry in which the CGU operates. The pre-tax discount rate used for North America was 10.1% (2024: 10.6%) and for Greater China 8.4% (2024: 9.2%).

The recoverable amount exceeds the carrying amount of non-financial assets for both North America and Greater China.

Sensitivity analysis - Greater China

The recoverable amount of the Greater China CGU would equal the carrying amount if the pre-tax discount rate increased by 2.0 percentage points or if the long-term EBITDA margin decreased by 2.1 percentage points.

Sensitivity analysis – North America

There are no reasonably possible changes in any of the key assumptions that would have resulted in an impairment for North America.